Stockholders' Equity (Changes In The Number Of Shares Issued And Treasury Stock) (Detail)					12 Months Ended
	Mar. 31, 2012 Total Shares Of Common Stock [Member]	Mar. 31, 2011 Total Shares Of Common Stock [Member]	Mar. 31, 2010 Total Shares Of Common Stock [Member]	Mar. 31, 2009 Total Shares Of Common Stock [Member]	Mar. 31, 2012 Shares Of Treasury Stock [Member]	Mar. 31, 2011 Shares Of Treasury Stock [Member]	Mar. 31, 2010 Shares Of Treasury Stock [Member]
Stockholders Equity [Line Items]
Number of shares, beginning balance	199,566,770	199,566,770	199,566,770	199,566,770	26,294,819	20,845,178	20,843,298
Purchase of shares					899	5,449,721	2,112
Sale of shares					(328)	(80)	(232)
Number of shares, ending balance	199,566,770	199,566,770	199,566,770	199,566,770	26,295,390	26,294,819	20,845,178